Earnings per Share (Details Textual) (USD $)	Apr. 30, 2009
Earnings per Share (Textuals) [Abstract]
Reduction in Net Income Per Common Share Due to Two-Class Method	$ 0.03
Reduction In Net Income Per Common Share Assuming Dilution Due To Two Class Method	$ 0.01